Borrowings - Securities covenants and guarantees, Bonds and Corporate guarantor financial covenants (Details) $ / shares in Units, kr in Thousands, $ in Thousands										12 Months Ended
	Dec. 22, 2023 USD ($)	Nov. 13, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jul. 15, 2022 USD ($)	Mar. 21, 2022 USD ($)	Sep. 24, 2021 USD ($) item	Nov. 27, 2019 USD ($)	May 16, 2019 USD ($)	Mar. 22, 2017 USD ($)	Dec. 31, 2023 USD ($) $ / kr item $ / shares	Dec. 31, 2022 USD ($) $ / kr	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Nov. 27, 2019 NOK (kr)
Borrowings
Outstanding balance										$ 3,052,904	$ 3,299,744
Drawn amount										2,431,355	374,659	$ 471,867
Minimum amount of net working capital (excluding the current portion of long-term debt)										$ 0
Maximum percentage of total indebtedness to total assets										75.00%
Minimum amount of cash and cash equivalents and short-term cash deposits										$ 75,000
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months basis										110.00%
Minimum amount of cash and cash equivalent and short-term cash deposits for EBITDA over debt service obligations ratio to be regarded as complied with										$ 110,000
Minimum market value adjusted net worth										$ 350,000
Legal and professional fees related to the Transaction												$ 15,718
CMB Financial Leasing Co., Ltd
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of facility amount										100.00%
Outstanding balance										$ 185,877	62,022
Drawn amount			$ 41,411	$ 20,611						$ 123,855
GasLog Hong Kong SLB
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of facility amount										100.00%
Minimum liquidity at all times										$ 5,500
Outstanding balance										$ 131,362	142,044
GasLog Houston SLB
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of facility amount										110.00%
Outstanding balance										$ 143,139	151,437
NOK 2024 Bonds
Borrowings
Issue of senior unsecured bond							$ 98,550							kr 900,000
Percentage of redemption price of par value							101.00%
Outstanding balance										87,973	90,241
Fair value of bond										$ 91,021	$ 93,414
Exchange rate | $ / kr										0.0981	0.1011
Maximum permitted per share value of Distributions | $ / shares										$ 1.10
Minimum amount of cash and cash equivalents and short-term investments for Distributions										$ 150,000
8.875% Senior Notes
Borrowings
Principal amount of notes issued								$ 75,000	$ 250,000
Interest rate on borrowings					8.875%			8.875%	8.875%				8.875%
Percentage of original price for issued price								102.50%	100.00%
Yield to maturity								7.89%
Gross proceeds from issuance of notes								$ 76,875
Premium on issuance								$ 1,875
Repayments of notes					$ 315,000								$ 10,000
Loss on redemption of bond													$ 475
Percentage of redemption price of par value													104.75%
Note Purchase Agreement
Borrowings
Notes issuance limit						$ 100,000
2029 Notes
Borrowings
Principal amount of notes issued					$ 315,000
Interest rate on borrowings						7.75%
Outstanding balance										292,648	$ 306,432
Notes issuance limit						$ 325,000
Percentage of face value of notes issued						99.25%
Upfront fee (as a percent)						0.75%
Ticking fee (as a percent)						1.50%
Number of times the entity may elect to pay interest in kind | item						3
Increased interest rate for payment in kind						9.75%
Prepayment of debt instrument										$ 15,000
Maximum permitted per share value of Distributions | $ / shares										$ 1.10
Minimum amount of cash and cash equivalents and short-term investments for Distributions										$ 150,000
Maximum permitted limit on aggregate amount of additional indebtedness, creation of liens or provision of guarantees										30,000
Maximum permitted limit on receipt of net proceeds from sale or disposition of ships or shares in subsidiaries										$ 10,000
Maximum permitted amount per share of dividend payments / declarations of distributions | $ / shares										$ 1.10
Sustainability Facility
Borrowings
Number of vessel owning companies that provide guarantees | item										23
Minimum aggregate market value of mortgaged vessels, as percentage of facility amount										120.00%
Outstanding balance										$ 2,257,500
Drawn amount	$ 129,500	$ 2,128,000